General Information - Schedule of Consolidated Subsidiaries - Controlling Interest (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
KT Telecop Co., Ltd.
Disclosure of subsidiaries [line items]
Controlling interest	92.70%	92.70%
KT Alpha Co., Ltd.
Disclosure of subsidiaries [line items]
Controlling interest	73.00%	73.00%
KT Service Bukbu Co., Ltd.
Disclosure of subsidiaries [line items]
Controlling interest	78.90%	67.30%
KT Service Nambu Co., Ltd.
Disclosure of subsidiaries [line items]
Controlling interest	97.80%	77.30%
KT Commerce Inc.
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
KT Strategic Investment Fund No.3
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
KT Strategic Investment Fund No.4
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
KT Strategic Investment Fund No.5
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
BC-VP Strategic Investment Fund No.1
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
BC Card Co., Ltd.
Disclosure of subsidiaries [line items]
Controlling interest	69.50%	69.50%
VP Inc.
Disclosure of subsidiaries [line items]
Controlling interest	72.20%	72.20%
BC Card China Co., Ltd.
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
Smartro Co., Ltd.
Disclosure of subsidiaries [line items]
Controlling interest	64.50%	64.50%
KTDS Co., Ltd.
Disclosure of subsidiaries [line items]
Controlling interest	91.60%	91.60%
KT M&S Co., Ltd.
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
KT GENIE Music Corporation (formerly GENIE Music Corporation)
Disclosure of subsidiaries [line items]
Controlling interest	36.00%	36.00%
Base proportion of ownership interest in subsidiary	50.00%
KT MOS Bukbu Co., Ltd.
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
KT MOS Nambu Co., Ltd.
Disclosure of subsidiaries [line items]
Controlling interest	98.40%	98.40%
KT Skylife Co., Ltd.
Disclosure of subsidiaries [line items]
Controlling interest	50.50%	50.50%
KT ENA Co., Ltd. (formerly Skylife TV Co., Ltd.)
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
KT Estate Inc.
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
KT Investment Management Inc.
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
KT GDH Co., Ltd.
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
KT Sat Co., Ltd.
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
KT Nasmedia Co.,Ltd.
Disclosure of subsidiaries [line items]
Controlling interest	44.10%	44.10%
Base proportion of ownership interest in subsidiary	50.00%
KT Sports Co., Ltd.
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
KTCS Corporation
Disclosure of subsidiaries [line items]
Controlling interest	34.10%	34.10%
Base proportion of ownership interest in subsidiary	50.00%
KTIS Corporation
Disclosure of subsidiaries [line items]
Controlling interest	33.40%	33.30%
Base proportion of ownership interest in subsidiary	50.00%
KT M Mobile Co., Ltd.
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
KT Investment Co., Ltd.
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
Next Connect PFV Co., Ltd.
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
KT Rwanda Networks Ltd.
Disclosure of subsidiaries [line items]
Controlling interest	51.00%	51.00%
AOS Ltd.
Disclosure of subsidiaries [line items]
Controlling interest	51.00%	51.00%
KT Japan Co., Ltd.
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
East Telecom LLC
Disclosure of subsidiaries [line items]
Controlling interest	91.60%	91.60%
KT America, Inc.
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
PT. BC Card Asia Pacific
Disclosure of subsidiaries [line items]
Controlling interest	99.90%	99.90%
KT Hong Kong Telecommunications Co., Ltd.
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
Korea Telecom Singapore Pte. Ltd.
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
Texnoprosistem LLC
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
KT Huimangjieum Co., Ltd.
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
K-REALTY RENTAL HOUSING REIT 3
Disclosure of subsidiaries [line items]
Controlling interest	88.60%	88.60%
Storywiz Co., Ltd.
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
KT Engineering Co., Ltd.
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
KT Studio Genie Co., Ltd.
Disclosure of subsidiaries [line items]
Controlling interest	90.90%	90.90%
KTHS Corporation (formerly KHS Corporation)
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
KT HCN Co., Ltd. (formerly HCN Co., Ltd.)
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
KT Millie Seojae (formerly Millie Seojae)
Disclosure of subsidiaries [line items]
Controlling interest	38.40%	38.70%
Base proportion of ownership interest in subsidiary	50.00%
KT ES Pte. Ltd.
Disclosure of subsidiaries [line items]
Controlling interest	68.80%	68.80%
Epsilon Global Communications PTE. Ltd.
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
Epsilon Telecommunications (SP) PTE. Ltd.
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
Epsilon Telecommunications (US) PTE. Ltd.
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
Epsilon Telecommunications Limited
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
Epsilon Telecommunications (HK) Limited
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
Epsilon US Inc.
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
Epsilon Telecommunications (BG) EOOD
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
Nasmedia-KT Alpha Future Growth Strategic Investment Fund
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
KT Strategic Investment Fund 6
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
KT Altimedia Corporation (formerly Altimedia Corporation)
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
KT Altimidia B.V. (formerly Altimidia B.V.)
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
KT Altimidia Vietnam (formerly Altimidia Vietnam)
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
BCCARD VIETNAM LTD.
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
KTP SERVICES INC.
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
Hangang Real Estate Investment Trust No. 24
Disclosure of subsidiaries [line items]
Controlling interest	75.00%	75.00%
KT DX VIETNAM COMPANY LIMITED
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
kt Cloud Co., Ltd.
Disclosure of subsidiaries [line items]
Controlling interest	92.60%	92.70%
PT CRANIUM ROYAL ADITAMA
Disclosure of subsidiaries [line items]
Controlling interest	67.00%	67.00%
Open cloud lab Co., Ltd.
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
KT Living, Inc.
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
K-Realty Qualified Private Real Estate Investment Trust No. 1
Disclosure of subsidiaries [line items]
Controlling interest	6.50%	6.50%
Base proportion of ownership interest in subsidiary	50.00%
AQUA RETAIL VIETNAM COMPANY LIMITED
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
K-Realty Qualified Private Real Estate Investment Trust No. 4
Disclosure of subsidiaries [line items]
Controlling interest	98.30%	93.90%
BC Strategic Investment Fund 2
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
K-Logis Hwaseong Inc.
Disclosure of subsidiaries [line items]
Controlling interest	80.00%	80.00%
kt netcore. Co. Ltd.
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
kt p&m Co., Ltd.
Disclosure of subsidiaries [line items]
Controlling interest	100.00%	100.00%
Seongsu269 Development PFV Co, Ltd
Disclosure of subsidiaries [line items]
Controlling interest	85.20%	0.00%
Gangnam Station 1307 PFV Co., Ltd.
Disclosure of subsidiaries [line items]
Controlling interest	60.30%	0.00%